Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade accounts payable	$ 14,972	$ 19,004
Accrued liabilities	13,998	9,158
Accrued compensation	18,411	18,182
Consumption taxes payable	2,241	1,505
Performance obligations in customer contracts	219	932
Provision	486	154	$ 929
Accounts payable and accrued liabilities	$ 50,327	$ 48,935